SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, its VIEs and VIE’s subsidiary. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amount of revenues and expenses in the financial statements and accompanying notes. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, inventory valuation, impairment of goodwill and intangible assets, fair value of ordinary shares, share-based compensation and income taxes.

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents consist of cash on hand, demand deposits with financial institutions and term deposits with an original maturity of three months or less.
Term deposit

Term deposit

Term deposit with an original maturity of greater than three months and less than one year is classified as held-to-maturity investments and carried at amortized cost. The term deposits mature within one year and are subject to penalty for early withdrawal before their maturity.

Restricted cash

Restricted cash

Restricted cash consists of cash which is held under the Group’s name in an escrow account as deposits withheld by third party payment processing agencies and the deposits fluctuate with the volume of payment processed.

Accounts receivable

Accounts receivable

Accounts receivable represents cash collected by the delivery service providers on behalf of the Group, as a result of completed sales transactions in the PRC under cash-on-delivery terms, and has not been remitted back to the Group. As of December 31, 2013 and 2014, there was no allowance for doubtful accounts due to the nature of the receivables which is cash collected from customers and in-transit to the Group.

Inventories

Inventories

Inventories are accounted for using the first-in-first-out method, and are valued at the lower of cost or market value. Adjustments are recorded to write down the cost of inventory to the estimated market value due to slow-moving merchandise and broken assortments, which is dependent upon factors such as historical trends with similar merchandise, inventory aging, and historical and forecasted consumer demand. Write downs are recorded in cost of goods sold in the consolidated statements of operations.

Property and equipment, net

Property and equipment, net

Property and equipment, net is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Useful lives

Leasehold improvements	Lesser of the lease term or estimated useful life of the assets
Furniture, fixtures and office equipment	5 years
Software and IT equipment	3 years

Acquired intangible assets, net

Acquired intangible assets, net

Intangible assets, other than goodwill, resulting from the acquisitions of entities accounted for using the acquisition method of accounting are estimated by management based on the fair value of assets acquired.

Identifiable intangible assets are carried at cost less accumulated amortization. Amortization of technology and members are computed using the straight-line method over the estimated useful lives.

Useful lives

Domain name/Tradename	Indefinite life
Technology	3 Years
Members	4 Years

Impairment of long-lived assets and intangible assets with definite life

Impairment of long-lived assets and intangible assets with definite life

Long-lived assets, such as property and equipment and definite-lived intangible assets, are stated at cost less accumulated depreciation or amortization.

The Group evaluates the recoverability of long-lived assets, including identifiable intangible assets, with determinable useful lives, whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

Impairment of Goodwill and Indefinite-lived intangible assets

Impairment of Goodwill and Indefinite-lived intangible assets

Goodwill and intangible assets deemed to have indefinite useful lives are not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that they might be impaired.

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations. The Group performs a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. In estimating the fair value of each reporting unit the Group estimates the future cash flows of each reporting unit, the Group has taken into consideration the overall and industry economic conditions and trends, market risk of the Group and historical information.

An intangible asset that is not subject to amortization is tested for impairment at least annually or if events or changes in circumstances indicate that the asset might be impaired. Such impairment test compares the fair values of assets with their carrying value amounts and an impairment loss is recognized if and when the carrying amounts exceed the fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates.

Business combinations

Business combinations

The assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Acquisition costs are expensed when incurred. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. For shares issued in a business combination, if any, the Group estimates the fair value as of the date of acquisition.

Treasury stock

Treasury stock

Treasury stock represents shares of the Company’s stock that have been issued, repurchased by the Company, and that have not been retired or canceled. These shares have no voting rights and are not entitled to receive dividends and excluded from the weighted average outstanding shares in calculation of net income per share. Treasury stock is recorded at cost.

Revenue recognition

Revenue recognition

Revenue is stated net of value added tax (“VAT”) and return allowances.

The Group recognizes revenue from the sale of apparel, other general merchandise through its websites and other online platforms.

The Group recognizes revenue when the following four revenue recognition criteria are met:

(i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

The Group defers the recognition of revenue and the related product costs for shipments that are in-transit to the customer. Payments received in advance of delivery are classified as advances from customers. The Group recognizes the revenue at the time the end customers receive the products. Amounts collected by delivery service providers but not remitted to the Group are classified as accounts receivable on the consolidated balance sheets.

Certain employees of the Group register in supplemental online outlets under their own name as these websites require registration using identity cards of individuals to sell the Group’s product on behalf of the Group. The Group has contractual arrangements with these employees which require them to transfer customers’ payments received to the Group for the sale of the products. The Group evaluates the sales transactions performed by these employees on behalf of the Group to determine whether to recognize the revenues on a gross or net basis. The determination is based upon an assessment as to whether the Group acts as a principal or agent when selling the products. All of the revenues involving employees performing sales transactions on the supplemental online outlets on behalf of the Group are currently accounted for on a gross basis since the Group is the primary obligor, has general and physical inventory risk, latitude in establishing prices, discretion in supplier selection and credit risks.

In arrangements whereby certain suppliers place the products at the Group’s premises, the risk and rewards of ownership of the products passed to the Group upon confirmation of orders by the Group’s customers. All of the revenues involving these arrangement are accounted for on a gross basis since the Group is the primary obligor, has physical inventory risk, takes legal title to the inventory when the orders are placed by end customers, latitude in establishing prices, discretion in supplier selection and credit risks.

The Group periodically provides incentive offers to its customers to encourage purchases. Current discount offers, when accepted by its customers, are treated as a reduction to the purchase price of the related transaction and are included as a net amount in revenue. The Group also provides discount reward, which may only be used in the future, to customers who have made a current purchase. As the right of receiving future discount does not represent a significant and incremental discount to the customer, the discount is treated as a reduction of revenue when the future transaction takes place.

The Group established a membership program whereby a registered member earns certain points for visiting one of the Group’s websites. Points could only be redeemed in connection with a future purchase. Such points, when redeemed, were charged as costs of sales at the time of future purchase. Since the points were earned not based on past sales transactions, no accrual was made at the time when earned by the registered members.

Promotional free products, which cannot be redeemed for cash are normally shipped together with current qualified sales. Cost of these promotional items or free products are recorded as cost of sales when the revenue of the current qualified sales is recognized.

The Group allows customers to return goods within a period of time subsequent to the delivery of the goods purchased. The return period is 30 days after delivery. The Group estimates return allowance based on historical experience. The estimation of return allowances is adjusted to the extent that actual returns differ, or are expected to differ. Changes in the estimated return allowance are recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of net revenues in that period.

Outbound shipping charges to customers are included as a part of the revenues. Outbound shipping-related costs are included in the cost of goods sold. Shipping costs incurred for sales of products and recognized as cost of goods sold were $40,694, $63,917 and $94,509 for the years ended December 31, 2012, 2013 and 2014 respectively.

VAT on sales is calculated at 17% on revenue from sale of products in the PRC and paid after deducting input-VAT on purchases. The net VAT balance between input-VAT and output-VAT is reflected in the accounts under prepaid expenses and other current assets or accrued expenses and other current liabilities.

Cost of goods sold

Cost of goods sold

Cost of sales primarily consists of the purchase price of consumer products sold by the Group on its websites, inbound and outbound shipping charges, packaging supplies and inventory write-down. Shipping charges to receive products from its suppliers are included in inventory cost, and recognized as cost of sales upon sale of products to its customers.

Fulfillment

Fulfillment

Fulfillment costs represent those costs incurred in operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; payment processing and related transaction costs.

Selling and marketing

Selling and marketing

Selling and marketing expenses consist primarily of search engine marketing and advertising, affiliate market program expenditure, public relations expenditures; and payroll and related expenses for personnel engaged in selling, marketing and business development. The Group pays to use certain relevant key words relating to its business on major search engines and the fee is on a “cost-per-click” basis. The Group also pays commissions to participants in its affiliate program when customer referrals result in product sales, and the Group classifies such costs as selling and marketing expenses in the consolidated statements of operations. Advertising includes fees paid to on-line advertisers who assist the Group to advertise at targeted websites. Such fees are paid at fixed rate or calculated based on volume directed to the Group’s website.

General and administrative

General and administrative

General and administrative expenses consist of payroll and related expenses for employees involved in general corporate functions such as accounting, finance, tax, legal, and human resources; costs associated with the use by these functions of facilities and equipment, such as depreciation expense and rent; professional fees and other general corporate costs. Also included in general and administrative expenses are payroll and related expenses for employees involved in product research and development, and systems support, as well as server charges and costs associated with telecommunications.

General and administrative expenses also include credit losses relating to fraudulent credit card activities which resulted in chargebacks from the payment processing agencies. The Group estimates chargebacks based on historical experience. The estimation of chargebacks is adjusted to the extent that actual chargebacks differ, or are expected to differ. Changes in estimated chargebacks are recognized through a cumulative catch-up adjustment in the period of change and will impact the amount of general and administrative expenses in that period.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•

Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Financial instruments

Financial instruments

Financial instruments of the Group primarily consist of cash and cash equivalents, term deposit, restricted cash, receivable from processing agencies, accounts payable. The carrying values of cash, term deposit, restricted cash, receivable from processing agencies and accounts payable approximate their fair values due to short-term maturities.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, Light In The Box, Lanting International, LightInTheBox Logistic, LITB, Inc., LightInTheBox (UK) Limited and LITB Netherlands B.V. is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries and VIE entities located in the PRC are maintained in their local currencies, the Renminbi (“RMB”), which are also the functional currencies of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of operations.

The Group’s entities with functional currency of RMB, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss.

Income taxes

Income taxes

Deferred income taxes are provided using the asset and liability method. Under this method, deferred income taxes are recognized for tax credits and net operating losses available for carry forwards and significant temporary differences. Deferred tax assets and liabilities are classified as current or non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2012, 2013 or 2014, respectively.

Comprehensive loss	Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive loss.
Share-based compensation

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date, over the requisite service period of the award, which is generally the vesting period of the award. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Operating leases

Operating leases

Leases where the rewards and risks of ownership of assets primarily remain with the lessor are accounted for as operating leases. Some of operating lease agreements of the Group contain provisions for future rent increases, rent free periods, or periods in which rent payments are reduced (abated). The total amount of rental payments due over the lease term is being charged to rent expense on the straight-line method over the term of the lease. The difference between rent expense recorded and the amount paid is credited or charged to other accrued expenses, which is included in “Accrued expenses and other current liabilities” in the accompanying consolidated balance sheets.

Loss per share

Loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

The Group’s Series A convertible preferred shares, Series B convertible preferred shares and Series C convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Nonvested shares are also participating securities as they enjoy identical dividend rights as ordinary shares. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Undistributed net loss is not allocated to preferred shares because they are not contractually obligated to participate in the loss allocated to the ordinary and nonvested shares.

Diluted loss per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had convertible preferred shares, convertible redeemable preferred shares, stock options, nonvested shares and convertible notes, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of the convertible preferred shares, convertible redeemable preferred shares and convertible notes is computed using the as-if-converted method; and the effect of the stock options and nonvested shares is computed using the treasury stock method.

Significant risks and uncertainties

Significant risks and uncertainties

The Group participates in an industry with rapid changes in regulations, customer demand and competition and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in e-commerce industry; changes in certain supplier and vendor relationships; regulatory or other PRC related factors; and risks associated with the Group’s ability to keep and increase the market coverage.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and advances to suppliers. The Group places its cash and cash equivalents with financial institutions located in the Cayman Islands, the PRC and Hong Kong. Accounts receivable primarily comprise amounts receivable from product delivery service providers. These amounts are collected from customers by the service providers upon product delivery. With respect to advances to product suppliers, the Group performs on-going credit evaluations of the financial condition of its suppliers.

Foreign currency risk

Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China foreign exchange trading system market. The Group’s cash and cash equivalents denominated in RMB amounted to $683, $56,602 and $48,144 at December 31, 2012, 2013 and 2014, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

In May 2014, the FASB issued a new pronouncement which affects any entity using U.S. GAAP that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets unless those contracts are within the scope of other standards (e.g., insurance contracts or lease contracts). This accounting standard updates (“ASU”) will supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance. This ASU also supersedes some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. In addition, the existing requirements for the recognition of a gain or loss on the transfer of nonfinancial assets that are not in a contract with a customer (e.g., assets within the scope of Topic 360, Property, Plant, and Equipment, and intangible assets within the scope of Topic 350, Intangibles—Goodwill and Other) are amended to be consistent with the guidance on recognition and measurement (including the constraint on revenue) in this ASU.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

•	Step 1: Identify the contract(s) with a customer.
•	Step 2: Identify the performance obligations in the contract.
•	Step 3: Determine the transaction price.
•	Step 4: Allocate the transaction price to the performance obligations in the contract.
•	Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted.

An entity should apply the amendments in this ASU using one of the following two methods:

1. Retrospectively to each prior reporting period presented and the entity may elect any of the following practical expedients:

•	For completed contracts, an entity need not restate contracts that begin and end within the same annual reporting period.
•

For completed contracts that have variable consideration, an entity may use the transaction price at the date the contract was completed rather than estimating variable consideration amounts in the comparative reporting periods.

•

For all reporting periods presented before the date of initial application, an entity need not disclose the amount of the transaction price allocated to remaining performance obligations and an explanation of when the entity expects to recognize that amount as revenue.

2. Retrospectively with the cumulative effect of initially applying this ASU recognized at the date of initial application. If an entity elects this transition method it also should provide the additional disclosures in reporting periods that include the date of initial application of:

•	The amount by which each financial statement line item is affected in the current reporting period by the application of this ASU as compared to the guidance that was in effect before the change.
•	An explanation of the reasons for significant changes.

The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation — Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved.

The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.

In August, 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is “substantial doubt about the entity’s ability to continue as a going concern.” The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on its consolidated financial statements.